Events after the reporting period	12 Months Ended
Dec. 31, 2017
Events After The Reporting Period [Line Items]
Disclosure Of Events After Reporting Period Explanatory

Note 35 Events after the reporting period

Events subsequent to the publication of the unaudited fourth quarter 2017 report

The 2017 results and the balance sheet as of 31 December 2017 differ from those presented in the unaudited fourth quarter 2017 report published on 22 January 2018 as a result of events adjusted for after the balance sheet date. Provisions for litigation, regulatory and similar matters increased, which reduced 2017 operating profit before tax by CHF 141 million, 2017 net profit attributable to shareholders by CHF 112 million, and both basic and diluted earnings per share by CHF 0.03.

Integration of Wealth Management and Wealth Management Americas into a single business division

Effective 1 February 2018, UBS is integrating its Wealth Management and Wealth Management Americas business divisions into a single Global Wealth Management business division. The firm will report the results for Global Wealth Management beginning with the first quarter of 2018.

  Refer to Note 1c for more information on the change in segment reporting

Changes to the Pension Fund of UBS in Switzerland

As a result of the effects of continuing low and in some cases negative interest rates, diminished investment return expectations and increasing life expectancy, the Pension Fund of UBS in Switzerland and UBS have agreed measures that will take effect from the start of 2019 to support the long-term financial stability of the Swiss pension fund. As a result, the conversion rate will be lowered, the regular retirement age and employee contributions will be increased, and savings contributions will start earlier. These measures will have no effect on current pensioners of UBS.

To mitigate the effects of the reduction of the conversion rate on future pensions, UBS will make a payment to employees’ retirement assets in the Swiss pension fund of up to CHF 720 million in three installments in 2020, 2021 and 2022.

In accordance with International Financial Reporting Standards (IFRS), these measures, including the portion of the payment to be made by UBS that is attributable to past service, will lead to a reduction in the pension obligation recognized by UBS, resulting in a pre-tax gain of CHF 225 million in the first quarter of 2018 with no overall effect on total equity and a reduced pension service cost starting from January 2018. The gain will be recognized as a reduction in personnel expense within the income statement across the business divisions and Corporate Center, with a corresponding effect in Other comprehensive income, as the Swiss pension plan is currently in a surplus situation that cannot be recognized due to the IFRS asset ceiling requirement. If the Swiss pension plan remains in an asset ceiling position, the annual payments adjusted for expected forfeitures are expected to reduce total equity by approximately CHF 200 million per year over the installment period, with no effect on the income statement.

  Refer to Note 26 for more information on the Swiss pension plan and the asset ceiling effect

UBS AG
Events After The Reporting Period [Line Items]
Disclosure Of Events After Reporting Period Explanatory

Note 35 Events after the reporting period

Events subsequent to the publication of the unaudited fourth quarter 2017 report

The 2017 results and the balance sheet as of 31 December 2017 differ from those presented in the unaudited fourth quarter 2017 report published on 22 January 2018 as a result of events adjusted for after the balance sheet date. Provisions for litigation, regulatory and similar matters increased, which reduced 2017 operating profit before tax by CHF 141 million and 2017 net profit attributable to shareholders by CHF 112 million.

Integration of Wealth Management and Wealth Management Americas into a single business division

Effective 1 February 2018, UBS is integrating its Wealth Management and Wealth Management Americas business divisions into a single Global Wealth Management business division. The firm will report the results for Global Wealth Management beginning with the first quarter of 2018.

  Refer to Note 1c for more information on the change in segment reporting

Changes to the Pension Fund of UBS in Switzerland

As a result of the effects of continuing low and in some cases negative interest rates, diminished investment return expectations and increasing life expectancy, the Pension Fund of UBS in Switzerland and UBS have agreed measures that will take effect from the start of 2019 to support the long-term financial stability of the Swiss pension fund. As a result, the conversion rate will be lowered, the regular retirement age and employee contributions will be increased, and savings contributions will start earlier. These measures will have no effect on current pensioners of UBS.

To mitigate the effects of the reduction of the conversion rate on future pensions, UBS AG will make a payment to employees’ retirement assets in the Swiss pension fund of up to CHF 450 million in three installments in 2020, 2021 and 2022.

In accordance with International Financial Reporting Standards (IFRS), these measures, including the portion of the payment to be made by UBS that is attributable to past service, will lead to a reduction in the pension obligation recognized by UBS AG, resulting in a pre-tax gain of CHF 123 million in the first quarter of 2018 with no overall effect on total equity and a reduced pension service cost starting from January 2018. The gain will be recognized as a reduction in personnel expense within the income statement across the business divisions and Corporate Center, with a corresponding effect in Other comprehensive income, as the Swiss pension plan is currently in a surplus situation that cannot be recognized due to the IFRS asset ceiling requirement. If the Swiss pension plan remains in an asset ceiling position, the annual payments adjusted for expected forfeitures are expected to reduce total equity by approximately CHF 130 million per year over the installment period, with no effect on the income statement.

  Refer to Note 26 for more information on the Swiss pension plan and the asset ceiling effect